Turnover and Segment Information - Turnover by Segment (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Turnover	£ 29,324	£ 24,696	£ 24,354
Consumer Healthcare [member]
Disclosure of operating segments [line items]
Turnover	0	0	122
Commercial Operations [Member]
Disclosure of operating segments [line items]
Turnover	£ 29,324	£ 24,696	£ 24,232